28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Minimum mandatory dividend required by Bylaws	R$ 1,564
Minimum mandatory dividend required by the Bylaws for the preferred shares	(486)
Minimum mandatory dividend proposed for the common shares	(243)
Unrealized profit reserve	R$ 835